NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

20.    NON-CONTROLLING INTERESTS

	December 31,
	2016	2017	2017
	RMB	RMB	USD
			Unaudited

Sina Shi Jin	—	9,072	1,394
Bo Zhong	—	4,746	730
Da Xiang Ping Tai	(685)	—	—

Total	(685)	13,818	2,124

Non-controlling interests related to Sina Shi Jin and Bo Zhong mainly represent the original investment, cumulative results of operations and changes in equity (deficit) attributable to non-controlling shareholders. Sina Shi Jin and Bo Zhong were acquired on May 31, 2017 and July 31, 2017 respectively (Note 4 — Acquisitions). Da Xiang Ping Tai was disposed on August 31, 2017 (Note 5 — Deconsolidation).